AOCI (Tables)	12 Months Ended
Dec. 31, 2016
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Schedule of Changes in AOCI

Year Ended December 31, 2016	Unrecognized Net Pension and Postretirement Costs	Unrealized Net Gains (Losses) on Cash Flow Hedges	Unrealized Net Gains (Losses) on AFS Securities	FDIC's Share of Unrealized (Gains) Losses on AFS Securities	Other, net	Total
	(Dollars in millions)
AOCI balance, January 1, 2016	$(723)	$(83)	$(34)	$(169)	$(19)	$(1,028)
OCI before reclassifications, net of tax	(91)	(16)	(201)	148	1	(159)
Amounts reclassified from AOCI:
Personnel expense	80	—	—	—	—	80
Interest income	—	—	7	—	1	8
Interest expense	—	11	—	—	—	11
FDIC loss share income, net	—	—	—	33	—	33
Securities (gains) losses, net	—	—	(46)	—	—	(46)
Total before income taxes	80	11	(39)	33	1	86
Less: Income taxes	30	4	(15)	12	—	31
Net of income taxes	50	7	(24)	21	1	55
Net change in AOCI	(41)	(9)	(225)	169	2	(104)
AOCI balance, December 31, 2016	$(764)	$(92)	$(259)	$—	$(17)	$(1,132)

Year Ended December 31, 2015	Unrecognized Net Pension and Postretirement Costs	Unrealized Net Gains (Losses) on Cash Flow Hedges	Unrealized Net Gains (Losses) on AFS Securities	FDIC's Share of Unrealized (Gains) Losses on AFS Securities	Other, net	Total
	(Dollars in millions)
AOCI balance, January 1, 2015	$(626)	$(54)	$152	$(207)	$(16)	$(751)
OCI before reclassifications, net of tax	(139)	(81)	(206)	19	(9)	(416)
Amounts reclassified from AOCI:
Personnel expense	67	—	—	—	—	67
Interest income	—	—	29	—	9	38
Interest expense	—	83	—	—	—	83
FDIC loss share income, net	—	—	—	31	—	31
Securities (gains) losses, net	—	—	3	—	—	3
Total before income taxes	67	83	32	31	9	222
Less: Income taxes	25	31	12	12	3	83
Net of income taxes	42	52	20	19	6	139
Net change in AOCI	(97)	(29)	(186)	38	(3)	(277)
AOCI balance, December 31, 2015	$(723)	$(83)	$(34)	$(169)	$(19)	$(1,028)

Year Ended December 31, 2014	Unrecognized Net Pension and Postretirement Costs	Unrealized Net Gains (Losses) on Cash Flow Hedges	Unrealized Net Gains (Losses) on AFS Securities	FDIC's Share of Unrealized (Gains) Losses on AFS Securities	Other, net	Total
	(Dollars in millions)
AOCI balance, January 1, 2014	$(303)	$2	$(42)	$(235)	$(15)	$(593)
OCI before reclassifications, net of tax	(334)	(107)	207	—	(5)	(239)
Amounts reclassified from AOCI:
Personnel expense	17	—	—	—	—	17
Interest income	—	—	(24)	—	6	(18)
Interest expense	—	82	—	—	—	82
FDIC loss share income, net	—	—	—	45	—	45
Securities (gains) losses, net	—	—	3	—	—	3
Total before income taxes	17	82	(21)	45	6	129
Less: Income taxes	6	31	(8)	17	2	48
Net of income taxes	11	51	(13)	28	4	81
Net change in AOCI	(323)	(56)	194	28	(1)	(158)
AOCI balance, December 31, 2014	$(626)	$(54)	$152	$(207)	$(16)	$(751)